Annual Report

Foreign Equity Fund

October 31, 1995

Fellow Shareholders

The year ended October 31 was disappointing for foreign stocks, and the Foreign Equity Fund's slight positive return fell well short of the torrid pace of U.S. stocks. Over the final three months of the fiscal year, the fund's -2.30% return was somewhat better than the -4.50% return of the Morgan Stanley Capital International Europe, Australia and Far East (MSCI EAFE) Index.

      Over the 12-month period, the fund's performance against the index was helped by an under-weighting in Japan, which fared poorly in U.S. dollars. However, our small position in Mexico adversely affected results, largely due to the peso collapse last winter. During the past three months, the picture was somewhat similar, with low exposure to Japan helping relative returns. But stock selection was a plus during a period when growth stocks performed better than cyclicals in several markets. During both periods, the fund was moderately overweighted in Europe, which provided the best dollar returns outside the U.S.

      Few overseas markets matched Wall Street. The exuberant U.S. stock market was driven by generally strong corporate earnings and by a realization that inflation was under control, thereby reducing fears of rising interest rates.

      Overseas the picture was not as rosy. Japan was mired in recession and, although monetary policy has been extremely loose, corporate earnings have been disappointing. The recovery in Europe was patchy, with the German locomotive restrained by strength in the deutschemark, and consumer spending inhibited by the cost of reunification. In France, the economy made little progress under the strong franc policy. Among European economies, only the U.K. maintained momentum.

      By contrast, Southeast Asia barreled ahead under the influence of China's economic renaissance and rising levels of intraregional trade and investment. Disappointingly, this vibrant economic performance did not translate into superior stock returns. In Latin America, Mexico steered its economy through a difficult period following the peso crisis. The Brazilian economy maintained its stride without the reappearance of trade and inflation problems, which have troubled the country in the past.

      Currency markets had another turbulent year. Early in 1995, the dollar was weak against European currencies and fell to an all-time low versus the yen. In recent months, these markets have been more settled and the dollar appears to be at levels more acceptable to the U.S. and its major trading partners.

Market Performance
                         3 Months Ended 10/31/95
                 _______________________________________
                             Local Currency
                     Local      vs. U.S.        In U.S.
                   Currency      Dollars        Dollars
                 ______________________________________

Austria               -9.6%       -2.0%          -11.4%
France                -4.0        -2.4            -6.3
Germany               -3.1        -2.0            -5.0
Hong Kong              2.6         0.1             2.7
Italy                 -7.3        -0.5            -7.8
Japan                  6.2       -13.9            -8.6
Mexico                -2.6       -14.4           -16.2
Netherlands           -0.7        -2.0            -2.7
Norway                -5.4        -1.8            -7.0
Singapore             -4.1        -1.5            -5.6
Sweden                 0.1         6.1             6.2
Switzerland            9.7         0.9            10.6
United Kingdom         2.1        -1.4             0.7

Source:  NWSL Quantitative Products Group, using MSCI Indices

Investment Environment

Far East

A year ago, the economy in Japan showed tentative signs of recovery, but faded in the spring when the yen hit new highs against the dollar and the full extent of the banking crisis became apparent. With consumer spending still slow, there was a serious possibility that the economy might enter a deflationary cycle. Business was unwilling to invest and consumers were reluctant to spend.

      The wholesale price index showed a moderate annual decline, and the Bank of Japan adopted a stimulative monetary policy. There are a number of reasons to believe the economy has passed the worst point in this cycle. First, the yen has weakened significantly from its spring highs versus the dollar, and this should help the hard-pressed export sector. Second, the government recently announced another supplementary budget with new expenditures of about $80 billion, a strong fiscal stimulus at a time when monetary policy is already supportive. Finally, the authorities appear to have grasped the need to address the banking crisis and related problems of real estate loans.

      Given the poor economic conditions, it is not surprising that the stock market was dull over the year, although its volatility was moderated by currency translation. The fund was underweighted here, largely because we avoided the troubled financial sector, which forms a large part of the index. Rather, our focus was on economically sensitive areas including technology stocks, which performed well as the yen weakened.

      Elsewhere in Asia, economic growth was surprisingly strong considering that China's rapid growth moderated substantially and Japan provided little stimulus. This growth was partly due to an increase in intraregional Asian trade as prosperous countries in the area invested in the less developed markets. If anything, it was the strength of the U.S. economy that drove growth rates here, since it is the region's largest export market.

      An important development in the region was growing optimism that China will be able to achieve an economic "soft landing" with decelerating growth, slowing inflation, and rising exports that should produce a trade account surplus.

      In Hong Kong, inflation and growth also slowed, but low interest rates supported the stock market. In Singapore, stocks fell modestly in the quarter and the market was lower than a year ago. This was surprising, since this model economy has maintained high savings rates and high levels of corporate investment with low inflation and a healthy current account surplus. Stock valuations are at the low end of historical ranges, and we added modestly to holdings here.

CHART 1:  GEOGRAPHIC DIVERSIFICATION PIE CHART

      The Malaysian economy also showed high growth rates. However, unlike in Singapore, there were signs of overheating with labor shortages, rising inflation, and pressure on the current account. The picture was similar in Thailand, where accelerating capital imports produced a current account deficit and inflation rose steadily all year. Not surprisingly, these two markets were the weakest in the region.

      Australia and New Zealand are much further along in their economic cycles, which accounted for better stock performance. Problems continued in Australia, with the current account deficit uncomfortably high as a percentage of GDP. New Zealand's prospects appear brighter, since the economy enjoyed both a fiscal and current account surplus.

Europe

In Europe, the broad picture is of slow economic recovery with inflation under control, helped by currency strength versus the U.S. dollar. In Germany, exports and capital investment remained strong, and higher than expected wage settlements should help consumer spending recover from depressed levels. A continuing recovery in the former East Germany should help underpin growth, which we expect to be steady and prolonged rather than spectacular. With a somewhat disappointing rate of economic growth, stocks performed poorly for most of the year, although returns for U.S. investors were boosted by the strong mark.

      The situation was similar in the Netherlands, but the domestic economy is of limited relevance to the Dutch stock market, which is dominated by a small number of multinational companies. The fund's largest European positions were in this market, where we found well-managed firms that maintained earnings growth, despite the dull European economic environment.

      The United Kingdom has by far the largest stock market in Europe, and it was well represented in the fund. Our holdings featured well-managed multinationals that are leaders in their fields. Examples include Glaxo and SmithKline Beecham, both of which performed well as investor sentiment favored the pharmaceutical sector. The overall economy demonstrated steady growth as exports and capital spending led the way while consumer spending was subdued. Recent signs suggest that the U.K. recovery is running out of steam, which should give the government an opportunity to reduce interest rates.

      When France elected Jacques Chirac as its president, the electorate seemed to believe his claim that he could continue a strong franc policy while reducing the stubbornly high level of unemployment. The financial markets were less convinced that these policy aims were compatible, and the franc came under pressure following the resignation of the finance minister. The latest indications from this administration suggested that fiscal prudence will be the cornerstone of its policy, but much rests on the hope that the German locomotive will begin pulling Continental Europe toward higher growth.

      Although the Nordic economies were troubled by stagnation and political uncertainty, their stock markets were among the best in Europe. Leading the way was Sweden, which was one of the few overseas markets to outperform the U.S. Attention focused mostly on a couple of multinational companies that dominate the index, but the fund's position in pharmaceutical manufacturer Astra also did well. In Finland, for most of the year the market rise was led by our key holding Nokia Oy 'A,' the mobile telephone manufacturer.

Latin America

The markets of Latin America experienced a roller coaster ride during the past 12 months. The fund's largest position was in Brazil, where the economy progressed at a pace steady enough to forestall a resurgence of the inflation and trade problems that besieged the country in the past. This gave President Cardoso breathing room to introduce reforms in state spending, budget priorities, and social security. With the real (local currency) holding up well against the U.S. dollar, we are optimistic that Brazil is as close as ever to realizing some of its great potential.

      In Mexico, the economy suffered the inevitable traumas following the heavy devaluation of the peso at the beginning of the year. The short-term medicine of high real interest rates and savage cuts in public spending sent the economy into a recession. Confidence is now returning, underpinned by NAFTA and the reappearance of a small trade surplus.

Investment Policy and Outlook

Although fund performance was reasonable versus the benchmark, many shareholders are no doubt disappointed that returns were well behind those of U.S. stocks. Most of you realize that there will be periods when your fund lags Wall Street. However, to those who remain concerned, I would like to offer some comments.

      First, a program of international diversification should be based only on a long-term perspective. Inevitably there have been and will be periods when the fund and international stocks in general get left behind. The past fiscal year was one of those periods.

      Regarding the fundamentals that drive stock markets, the two greatest influences are the anticipated direction of interest rates and comparisons between corporate earnings and investor expectations. Both of these factors were positive in the U.S. this year. Low inflation generated optimism that interest rates might fall further, while market observers were constantly surprised by just how profitable and lean corporate America has become. Finally, there was a renewed interest in technology, where many U.S. companies lead the world.

      Overseas it was much different. The economies of Japan and Europe were well behind the U.S. Japan is suffering the longest recession in many years, and the recovery in Europe was slower and more halting than expected. Adding to these difficulties, several major central banks were slow to reverse a tight monetary policy, resulting in interest rates that were too high for this point in the cycle.

      Looking to the future, we believe the factors that drive stock markets will turn more positive overseas, while they may have already peaked in the U.S. If inflation in Europe remains below expectations, as we believe it will, interest rates should fall further. Consistent with this view, several central banks are now able to loosen monetary policy to spur faltering economies. The next phase should be stronger growth in corporate earnings. A weaker Japanese yen combined with a strong fiscal stimulus should finally get this economy moving again.

      The smaller economies of Asia have performed well for a few years, but their stock markets have suffered a long hangover following the rampant 1993 bull market in this region. Valuations here are now attractive by historical standards, and we are comfortable being overweighted in this part of the world. Latin American stocks gave investors an uncomfortable ride, but we see no reason to abandon them. Over long periods, these markets have contributed positively to your fund's returns, and we are confident they will again as fundamentals in the region improve.

      Patience has always been the hallmark of successful investment programs. The case for international diversification remains intact, and we believe the long-term investor will again reap the rewards of international investing that they enjoyed in the past.

                              Respectfully submitted,



                              Martin G. Wade
                              President

November 17, 1995

INDUSTRY
DIVERSIFICATION

October 31, 1995

                               Percent of
                               Net Assets
                             ______________

Services                          22.6%
Finance                           16.3
Capital Equipment                 16.0
Consumer Goods                    14.8
Energy                            10.7
Materials                          9.2
Multi-Industry                     3.1
Reserves                           7.3
                               _______
Net Assets                       100.0%

SECURITY CLASSIFICATION

October 31, 1995

                        Percent of      Cost        Market Value
                        Net Assets      (000)           (000)
______________________________________________________________________

Common Stocks,
Rights, and Warrants      89.9%      $ 1,305,740       $ 1,402,496

Preferred Stocks,
Rights, and Warrants       2.7            43,343            42,173

Bonds                      0.1               547               574

Short-Term Investments     5.9            92,437            92,437

Total Investments         98.6         1,442,067         1,537,680

Other Assets
Less Liabilities           1.4            21,944            21,939
                        ______       ___________       ___________

Net Assets               100.0%      $ 1,464,011       $ 1,559,619


TWENTY-FIVE LARGEST HOLDINGS

October 31, 1995
                                                    Percent of
Company                         Country             Net Assets
______________________________________________________________________

Wolters Kluwer                  Netherlands           2.3%

Elsevier                        Netherlands           1.8

Royal Dutch Petroleum           Netherlands           1.3

National Westminster Bank       United Kingdom        1.2

SmithKline Beecham              United Kingdom        1.2

Reed International              United Kingdom        1.1

BBC Brown Boveri & Cie          Switzerland           1.0

Kyocera                         Japan                 0.9

Eaux Cie Generale               France                0.9

Roche Holdings                  Switzerland           0.9

Astra                           Sweden                0.8

United Engineers                Malaysia              0.8

Hutchison Whampoa               Hong Kong             0.8

Nestle                          Switzerland           0.8

Mitsubishi Heavy Industries     Japan                 0.8

Carrefour                       France                0.8

Polygram                        Netherlands           0.8

Nippon Denso                    Japan                 0.7

Wharf Holdings                  Hong Kong             0.7

Shell Transport & Trading       United Kingdom        0.7

Canon                           Japan                 0.7

Gehe                            Germany               0.7

Norsk Hydro                     Norway                0.7

NEC                             Japan                 0.7

Sumitomo Electric               Japan                 0.6
                                                   ______

Total                                                23.7%

SUMMARY OF INVESTMENTS AND CASH

October 31, 1995

                                                          Percent of
Country             Equities!     Cash        Total        MSCI EAFE
_______            __________     _____       _____       ___________

Austria                0.1          -          0.1            0.3

Belgium                1.2          -          1.2            1.2

Denmark                0.3          -          0.3            0.8

Finland                0.2          -          0.2            0.7

France                 7.4          -          7.4            6.5

Germany                4.4          -          4.4            6.9

Ireland                  -          -            -            0.3

Italy                  1.8          -          1.8            2.3

Netherlands            9.1          -          9.1            4.0

Norway                 1.5          -          1.5            0.5

Portugal               0.3          -          0.3              -

Spain                  2.2          -          2.2            1.7

Sweden                 2.2          -          2.2            2.1

Switzerland            4.2          -          4.2            6.1

United Kingdom        14.9          -         14.9           17.1

__________________________________________________________________

   Total Europe       49.8%         -         49.8%          50.6%
__________________________________________________________________

Australia              1.9          -          1.9            2.7

China                  0.7          -          0.7              -

Hong Kong              3.5          -          3.5            3.2

Japan                 21.8          -         21.8           39.6

Malaysia               3.0          -          3.0            2.2

New Zealand            0.9          -          0.9            0.4

Singapore              2.3          -          2.3            1.1

South Korea            1.6          -          1.6              -

Thailand               1.0          -          1.0              -

__________________________________________________________________

   Total
   Pacific Basin      36.7%         -         36.7%          49.4%

__________________________________________________________________

Argentina              0.6          -          0.7              -

Brazil                 2.6          -          2.6              -

Canada                 0.4          -          0.4              -

Chile                  0.9          -          0.9              -

Mexico                 1.6          -          1.6              -

Peru                   0.1          -          0.1              -

__________________________________________________________________

   Total Americas      6.2%         -          6.2%             -
__________________________________________________________________

Short-Term Securities    -         5.9         5.9              -

Other Assets
Less Liabilities         -         1.4         1.4              -
__________________________________________________________________

Total                 92.7%        7.3%      100.0%         100.0%*
__________________________________________________________________

! Includes bonds convertible into equities.
* Totals may not reflect the sum of individual weightings due to rounding.

EXCHANGE RATES TO U.S. DOLLARS

October 31, 1995

Country                                   Exchange Rate
________________________________________________________________

Argentina                                      1.0001

Australia                                      1.3128

Austria                                        9.9015

Belgium                                       28.9400

Brazil                                         0.9618

Canada                                         1.3398

Denmark                                        5.4640

Finland                                        4.2476

France                                         4.8901

Germany                                        1.4076

Hong Kong                                      7.7317

Italy                                      1,594.0000

Japan                                        102.2950

Malaysia                                       2.5410

Mexico                                         7.1250

Netherlands                                    1.5778

New Zealand                                    1.5149

Norway                                         6.2270

Peru                                           2.2680

Portugal                                     148.3900

Singapore                                      1.4130

South Korea                                  765.1500

Spain                                        122.0550

Sweden                                         6.6406

Switzerland                                    1.1353

Thailand                                      25.1650

United Kingdom                                 0.6325

TOTAL RETURN PERFORMANCE

Periods Ended October 31, 1995

                                      Calendar
                         One    Three   Year-    One    Three     Since
                        Month  Months  to-Date  Year   Years**  9/7/89**
____________________________________________________________________________

Foreign Equity
Fund*               -1.55%    -2.30%   7.04%    0.64%  14.82%    8.20%

T. Rowe Price
International
Stock Fund          -1.55     -2.34    6.80     0.38   14.63     8.36

S&P 500 Index       -0.36      4.11   29.30    26.44   14.71    12.03

MSCI EAFE Index     -2.66     -4.50    4.28    -0.07   15.00     3.66***

FT-A Euro
Pacific Index       -2.61     -4.73    3.34    -1.08   14.66     3.31***

    * An "institutional only" no-load mutual fund comparable to the T. Rowe Price International Stock Fund. Total assets $1,559.6 million. Inception 9/7/89.
   ** Average annual compound total return.
  *** From 8/31/89.

Income return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase.

CHART 2:  PERFORMANCE COMPARISON LINE CHART

Note: The index return does not reflect expenses, which have been deducted from the fund's return.
    * Net of withholding taxes.
   ** Commencement of operations.

STATEMENT OF NET ASSETS
Foreign Equity Fund / October 31, 1995
                                                                  Value
ARGENTINA - 0.6%                                                  (000)
COMMON STOCKS
     55,230   shs    Banco de Galicia
                     Buenos Aires 'B' ADR (USD)  . . . . . . .   $ 1,056
     27,295          Banco Frances del
                     Rio de la Plata ADR (USD) . . . . . . . .       597
     15,093          Buenos Aires
                     Embotelladora 'B' ADR (USD) . . . . . . .       345
     13,780          Enron Global Power &
                     Pipeline (USD)  . . . . . . . . . . . . .       326
    308,144          Naviera Perez 'B' . . . . . . . . . . . .     1,359
    218,900          *Sociedad Comercial del Plata . . . . . .       442
     20,356          *Sociedad Comercial del Plata
                     ADR (USD) . . . . . . . . . . . . . . . .       412
     20,487          Telecom Argentina ADS (USD) . . . . . . .       786
    117,180          Telecom Argentina Stet 'B'  . . . . . . .       451
     97,904          Telefonica de Argentina 'B'
                     ADR (USD) . . . . . . . . . . . . . . . .     2,032
     21,200          Telefonica de Argentina 'B'
                     ADS (USD) . . . . . . . . . . . . . . . .       440
     33,618          Transportadora de Gas del Sur (USD) . . .       345
    107,647          YPF Sociedad Anonima 'D'
                     ADR (USD) . . . . . . . . . . . . . . . .     1,843
                                                                  ______

Total Argentina                  . . . . . . . . . . . . . . .    10,434

AUSTRALIA - 1.9%
COMMON STOCKS
    196,000          Amcor       . . . . . . . . . . . . . . .     1,469
    940,793          Australia Gas & Light . . . . . . . . . .     3,261
    262,512          Broken Hill Proprietary . . . . . . . . .     3,555
    627,537          Burns Philp & Company . . . . . . . . . .     1,405
    205,789          Coca Cola Amatil  . . . . . . . . . . . .     1,593
    151,607          Lend Lease Corporation  . . . . . . . . .     2,109
    285,328          Mayne Nickless  . . . . . . . . . . . . .     1,291
    482,258          News Corporation  . . . . . . . . . . . .     2,432
    352,124          Publishing & Broadcasting . . . . . . . .     1,121
    623,000          Tabcorp Holdings  . . . . . . . . . . . .     1,732
    265,258          Western Mining  . . . . . . . . . . . . .     1,701
    569,000          Westpac Banking . . . . . . . . . . . . .     2,336
    548,000          Woodside Petroleum  . . . . . . . . . . .     2,626
                                                                  ______
                                                                  26,631
                                                                  ______
PREFERRED STOCKS
    807,000          *Sydney Harbour Casino Holdings . . . . .       996
  1,031,000          TNT, Cum. Cv., 8.00%  . . . . . . . . . .     1,555
                                                                  ______
                                                                   2,551
                                                                  ______
Total Australia                  . . . . . . . . . . . . . . .    29,182

AUSTRIA - 0.1%
COMMON STOCKS
      9,862          Flughafen Wien  . . . . . . . . . . . . .       634
     16,710          Oesterreichische Elektrizitats  . . . . .     1,021
                                                                  ______
                                                                   1,655
                                                                  ______
PREFERRED STOCK
     11,731          Creditanstalt - Bankverein  . . . . . . .       585
                                                                  ______
Total Austria                    . . . . . . . . . . . . . . .     2,240

BELGIUM - 1.2%
COMMON STOCKS
      7,011          Fortis      . . . . . . . . . . . . . . .       752
     10,699          Generale Banque . . . . . . . . . . . . .     3,486
     28,831          Kredietbank . . . . . . . . . . . . . . .     7,263
      5,587          UCB         . . . . . . . . . . . . . . .     6,414
                                                                  ______
                                                                  17,915
                                                                  ______

CONVERTIBLE BOND
 15,157,500   BEL    Kredietbank, 5.75%, 11/30/03  . . . . . .       520
                                                                  ______
Total Belgium                    . . . . . . . . . . . . . . .    18,435

BRAZIL - 2.6%
COMMON STOCKS
     60,110   shs    Brazil Fund (USD) . . . . . . . . . . . .     1,405
 49,720,000          Companhia Siderurgica Nacional  . . . . .     1,064
  8,320,928          Eletrobras  . . . . . . . . . . . . . . .     2,362
     20,340          *Eletrobras ADR (USD) . . . . . . . . . .       290
 37,430,000          Telecomunicacoes Brasilias  . . . . . . .     1,243
                                                                  ______
                                                                   6,364
                                                                  ______

PREFERRED STOCKS, RIGHTS AND WARRANTS
339,379,557          Banco Bradesco  . . . . . . . . . . . . .     3,105
  2,166,000          Banco Itau  . . . . . . . . . . . . . . .       642
  4,407,543          Brahma      . . . . . . . . . . . . . . .     1,682
    267,777   wts    *Brahma, 9/30/96  . . . . . . . . . . . .        49
  3,622,000   shs    Brasmotor . . . . . . . . . . . . . . . .       847
  3,725,000          Cia Cimento Portland Itau . . . . . . . .       983
     20,600          Cia Energetica de Sao Paulo
                     ADS (USD) . . . . . . . . . . . . . . . .       211
 46,508,300          Cia Energetica Minas Gerais . . . . . . .       996
  2,220,757   rts    *Cia Energetica Minas Gerais  . . . . . .         0
     23,857   shs    Cia Energetica Minas Gerias
                     ADR (USD) . . . . . . . . . . . . . . . .       516
     40,715          Cia Energetica Minas Gerais,
                     Non-Voting ADR (USD)  . . . . . . . . . .       881
  2,674,000          Cia Tecidos Norte de Minas  . . . . . . .       834
 37,644,000          Lojas Americanas  . . . . . . . . . . . .       900
  7,900,000          Petrol Brasileiros  . . . . . . . . . . .       682
 52,915,975          Telecomunicacoes Brasilias  . . . . . . .     2,145
    244,625          Telecomunicacoes Brasilias
                     ADR (USD) . . . . . . . . . . . . . . . .     9,938
 22,573,681          Telecomunicacoes de Sao Paulo . . . . . .     3,239
 23,399,000          Unibanco Uniao Banco  . . . . . . . . . .       820
2,500,560,000        Usiminas    . . . . . . . . . . . . . . .     2,340
     12,540          Usiminas ADR (USD)  . . . . . . . . . . .       116
    303,510          Usiminas ADS (USD)  . . . . . . . . . . .     2,808
                                                                  ______
                                                                  33,734
                                                                  ______
Total Brazil                     . . . . . . . . . . . . . . .    40,098

CANADA - 0.4%
COMMON STOCKS
    121,650          Alcan Aluminum  . . . . . . . . . . . . .     3,870
     78,510          MacMillan Bloedel . . . . . . . . . . . .     1,040
     44,740          Royal Bank of Canada  . . . . . . . . . .     1,006
                                                                  ______
Total Canada                     . . . . . . . . . . . . . . .     5,916

CHILE - 0.9%
COMMON STOCKS AND WARRANTS
     10,996          AFP Providia ADR (USD)  . . . . . . . . .       269
     94,840          Chile Fund (USD)  . . . . . . . . . . . .     2,158
     25,379          Chilectra ADS (USD) . . . . . . . . . . .     1,066
     41,091          Chilgener ADR (USD) . . . . . . . . . . .       986
     26,794          Compania Cervecerias Unidas
                     ADS (USD) . . . . . . . . . . . . . . . .       620
     17,588          Compania Telecomunicaciones
                     ADR (USD) . . . . . . . . . . . . . . . .     1,266
     77,958          Empresa Nacional de Electric
                     ADS (USD) . . . . . . . . . . . . . . . .     1,676
     45,760          Enersis ADS (USD) . . . . . . . . . . . .     1,150
    678,430          Five Arrows Chile Fund (USD)  . . . . . .     1,995
     36,758   wts    *Five Arrows Chile Fund,
                     5/31/99 (USD) . . . . . . . . . . . . . .        24
     67,910   shs    Genesis Chile Fund (USD)  . . . . . . . .     2,631
                                                                  ______
Total Chile                      . . . . . . . . . . . . . . .    13,841

CHINA - 0.7%
COMMON STOCKS
    314,700   shs    *Huaneng Power International
                     'N' ADR (USD) . . . . . . . . . . . . . .     5,074
  5,028,000          Maanshan Iron & Steel (HKD) . . . . . . .       917
  9,198,000          Shanghai Petrochemical 'H' (HKD)  . . . .     2,647
  6,632,000          Yizheng Chemical Fibre 'H' (HKD)  . . . .     1,930
                                                                  ______
Total China                      . . . . . . . . . . . . . . .    10,568

DENMARK - 0.3%
COMMON STOCKS
     31,090          Den Danske Bank . . . . . . . . . . . . .     2,060
     13,350          Tele Danmark 'B'  . . . . . . . . . . . .       696
     34,681          Unidanmark 'A'  . . . . . . . . . . . . .     1,593
                                                                  ______
Total Denmark                    . . . . . . . . . . . . . . .     4,349

FINLAND - 0.2%
COMMON STOCK
     59,940          *Nokia Oy 'A' . . . . . . . . . . . . . .     3,429

FRANCE - 7.4%
COMMON STOCKS AND WARRANTS
     44,380          Accor       . . . . . . . . . . . . . . .     5,273
     53,312          Assurances Generales de France  . . . . .     1,537
     20,260          Carrefour . . . . . . . . . . . . . . . .    11,899
      8,974          Castorama Dubois  . . . . . . . . . . . .     1,455
     21,063          Chargeurs . . . . . . . . . . . . . . . .     4,333
     70,546          Cie de St. Gobain . . . . . . . . . . . .     8,411
     16,696          Credit Local de France  . . . . . . . . .     1,322
    153,602          Eaux Cie Generale . . . . . . . . . . . .    14,276
     33,442          Ecco        . . . . . . . . . . . . . . .     5,184
        648          Ecco Travail Temporaire . . . . . . . . .        45
     66,020          Elf Aquitaine . . . . . . . . . . . . . .     4,496
     25,650          GTM Entrepose . . . . . . . . . . . . . .     1,663
      6,180          Guilbert    . . . . . . . . . . . . . . .       742
      1,339          Hermes International  . . . . . . . . . .       236
      6,702          L'Oreal     . . . . . . . . . . . . . . .     1,638
     56,858          Lafarge-Coppee  . . . . . . . . . . . . .     3,768
     44,820          Lapeyre     . . . . . . . . . . . . . . .     2,251
     23,440          Legrand     . . . . . . . . . . . . . . .     3,921
     37,836          LVMH        . . . . . . . . . . . . . . .     7,528
      9,690          Peugeot     . . . . . . . . . . . . . . .     1,262
     26,523          Pinault Printemps . . . . . . . . . . . .     5,749
     42,610          Poliet      . . . . . . . . . . . . . . .     3,346
     22,136          Primagaz    . . . . . . . . . . . . . . .     1,719
      2,012   wts    *Primagaz, 7/1/98 . . . . . . . . . . . .        16
     11,550   shs    Rexel       . . . . . . . . . . . . . . .     1,866
     23,854          Sanofi      . . . . . . . . . . . . . . .     1,521
      9,860          Societe Generale de France  . . . . . . .     1,127
      8,390          Sodexho     . . . . . . . . . . . . . . .     2,174
     87,426          Television Francaise  . . . . . . . . . .     9,028
     75,690          Total 'B' . . . . . . . . . . . . . . . .     4,678
     59,984          Valeo       . . . . . . . . . . . . . . .     2,710
                                                                  ______
Total France                     . . . . . . . . . . . . . . .   115,174

GERMANY - 4.4%
COMMON STOCKS, RIGHTS AND WARRANTS
      4,510          Allianz Holdings  . . . . . . . . . . . .     8,311
        710   wts    *Allianz Holdings, 3/29/96  . . . . . . .       694
      3,085   shs    Altana      . . . . . . . . . . . . . . .     1,794
     24,607          Bayer       . . . . . . . . . . . . . . .     6,512
      5,526   shs    Bilfinger & Berger  . . . . . . . . . . .     2,034
      3,282          Buderus     . . . . . . . . . . . . . . .     1,408
     84,380          Deutsche Bank . . . . . . . . . . . . . .     3,822
     17,684          Gehe        . . . . . . . . . . . . . . .     8,681
      3,503          *Gehe, new  . . . . . . . . . . . . . . .     1,665
      5,685          Hoechst     . . . . . . . . . . . . . . .     1,486
     15,100          Hornbach Baumarkt . . . . . . . . . . . .       762
     20,347          Mannesmann  . . . . . . . . . . . . . . .     6,697
     21,115          *Praktiker  . . . . . . . . . . . . . . .       668
     42,820          Rhon Klinikum . . . . . . . . . . . . . .     4,107
     42,820   rts    *Rhon Klinikum  . . . . . . . . . . . . .       912
     74,410   shs    Schering    . . . . . . . . . . . . . . .     5,186
    104,470          Veba        . . . . . . . . . . . . . . .     4,289
     13,836   wts    *Veba, 4/6/98 . . . . . . . . . . . . . .     1,971
      8,955   shs    Volkswagen  . . . . . . . . . . . . . . .     2,821
                                                                  ______
                                                                  63,820
                                                                  ______
PREFERRED STOCKS
     12,675          Fielmann    . . . . . . . . . . . . . . .       698
      2,844          Hornbach    . . . . . . . . . . . . . . .     2,859
      4,721          Krones      . . . . . . . . . . . . . . .     1,690
                                                                  ______
                                                                   5,247
                                                                  ______
Total Germany                    . . . . . . . . . . . . . . .    69,067

HONG KONG - 3.5%
COMMON STOCKS
  4,412,000          First Pacific . . . . . . . . . . . . . .     5,079
  5,384,000          Guangdong Investment  . . . . . . . . . .     3,168
 16,236,000          Guangzhou Investment  . . . . . . . . . .     3,339
  1,173,000          Guoco Group . . . . . . . . . . . . . . .     5,431
  5,005,483          Hong Kong Land Holdings (USD) . . . . . .     9,010
  2,218,000          Hutchison Whampoa . . . . . . . . . . . .    12,221
    796,000          Swire Pacific 'A' . . . . . . . . . . . .     5,971
  3,277,000          Wharf Holdings  . . . . . . . . . . . . .    11,062
                                                                  ______
Total Hong Kong                  . . . . . . . . . . . . . . .    55,281

ITALY - 1.8%
COMMON STOCKS AND WARRANTS
        602          Alleanza Assicurazioni  . . . . . . . . .         4
    116,664          Arnoldo Mondadori Editore . . . . . . . .       864
    241,761          Assicurazioni Generali  . . . . . . . . .     5,634
  1,115,820          Banca Fideuram  . . . . . . . . . . . . .     1,190
    181,983          Danieli & Company, savings shares . . . .       502
     17,945   wts    *Danieli & Company, 11/30/99  . . . . . .         9
    121,467   shs    Imi         . . . . . . . . . . . . . . .       664
    567,000          Istituto Naz Della Assicurazioni  . . . .       745
    565,325          Italgas     . . . . . . . . . . . . . . .     1,504
     24,510          RAS         . . . . . . . . . . . . . . .       246
    207,500          Rinascente  . . . . . . . . . . . . . . .     1,230
    152,293          Sasib       . . . . . . . . . . . . . . .       675
    430,000          Sasib, savings shares . . . . . . . . . .     1,066
    152,088          SME         . . . . . . . . . . . . . . .       334
  1,310,680          Stet        . . . . . . . . . . . . . . .     3,712
    676,120          Stet, savings shares  . . . . . . . . . .     1,474
  2,188,853          Telecom Italia  . . . . . . . . . . . . .     3,323
    832,254          Telecom Italia, savings shares  . . . . .       982
  1,795,399          *Telecom Italia Mobile  . . . . . . . . .     3,013
     86,206          Unicem      . . . . . . . . . . . . . . .       541
                                                                  ______
                                                                  27,712
                                                                  ______

CORPORATE BOND
107,670,000   ITL    Danieli & Company, 7.25%, 1/1/00  . . . .        54
                                                                  ______
Total Italy                      . . . . . . . . . . . . . . .    27,766

JAPAN - 21.8%
COMMON STOCKS
     28,000   shs    Advantest . . . . . . . . . . . . . . . .     1,588
    286,000          Alps Electric . . . . . . . . . . . . . .     2,936
    559,000          Amada       . . . . . . . . . . . . . . .     5,574
     12,000          Aoyama Trading  . . . . . . . . . . . . .       324
    616,000          Canon       . . . . . . . . . . . . . . .    10,538
    294,000          Citizen Watch . . . . . . . . . . . . . .     2,015
    487,000          *Dai Nippon Screen Manufacturing  . . . .     4,351
    103,000          Daifuku     . . . . . . . . . . . . . . .     1,228
    508,000          Daiichi Pharmaceutical  . . . . . . . . .     7,101
    587,000          Daiwa House . . . . . . . . . . . . . . .     8,780
        389          DDI         . . . . . . . . . . . . . . .     3,152
      1,638          East Japan Railway  . . . . . . . . . . .     7,734
    137,000          Fanuc       . . . . . . . . . . . . . . .     5,933
    853,000          Hitachi     . . . . . . . . . . . . . . .     8,756
    803,000          Hitachi Zosen . . . . . . . . . . . . . .     3,948
    198,000          Honda Motor . . . . . . . . . . . . . . .     3,445
    294,000          Inax        . . . . . . . . . . . . . . .     2,650
    276,000          *Ishihara Sangyo Kaisha . . . . . . . . .       820
    180,000          Ito-Yokado  . . . . . . . . . . . . . . .     9,836
     54,000          Kawada Industries . . . . . . . . . . . .       449
    256,000          Kokuyo      . . . . . . . . . . . . . . .     5,506
    696,000          Komatsu     . . . . . . . . . . . . . . .     5,443
    199,000          Komori      . . . . . . . . . . . . . . .     4,708
    553,000          Kumagai Gumi  . . . . . . . . . . . . . .     2,119
    506,000          Kuraray     . . . . . . . . . . . . . . .     4,996
    177,000          Kyocera     . . . . . . . . . . . . . . .    14,500
    379,000          Makita      . . . . . . . . . . . . . . .     5,891
    417,000          Marui       . . . . . . . . . . . . . . .     7,215
    554,000          Matsushita Electric Industrial  . . . . .     7,853
    339,000          Mitsubishi  . . . . . . . . . . . . . . .     3,745
  1,566,000          Mitsubishi Heavy Industries . . . . . . .    12,079
    401,000          Mitsubishi Paper Mills  . . . . . . . . .     2,438
    808,000          Mitsui Fudosan  . . . . . . . . . . . . .     9,242
    235,000          Mitsui Petrochemical Industries . . . . .     1,863
    145,000          Murata Manufacturing  . . . . . . . . . .     5,089
    155,000          National House  . . . . . . . . . . . . .     2,636
    771,000          NEC         . . . . . . . . . . . . . . .    10,175
    606,000          Nippon Denso  . . . . . . . . . . . . . .    11,078
    151,000          Nippon Hodo . . . . . . . . . . . . . . .     2,347
  2,992,000          Nippon Steel  . . . . . . . . . . . . . .     9,915
        511          Nippon Telephone & Telcom . . . . . . . .     4,191
    488,000          Nomura Securities . . . . . . . . . . . .     8,921
    313,000          Pioneer Electronic  . . . . . . . . . . .     4,804
    113,000          Sangetsu    . . . . . . . . . . . . . . .     2,563
    333,000          Sankyo      . . . . . . . . . . . . . . .     7,324
     58,150          Sega Enterprises  . . . . . . . . . . . .     3,081
    634,000          Sekisui Chemical  . . . . . . . . . . . .     8,243
    455,000          Sekisui House . . . . . . . . . . . . . .     5,249
     57,000          Seven-Eleven Japan  . . . . . . . . . . .     3,800
    599,000          Sharp       . . . . . . . . . . . . . . .     8,315
    194,000          Shinetsu Chemical . . . . . . . . . . . .     3,964
    160,900          Sony        . . . . . . . . . . . . . . .     7,235
    922,000          Sumitomo    . . . . . . . . . . . . . . .     8,382
    871,000          Sumitomo Electric . . . . . . . . . . . .    10,047
    303,000   shs    Sumitomo Forestry . . . . . . . . . . . .     4,265
    151,000          TDK         . . . . . . . . . . . . . . .     7,779
    891,000          Teijin      . . . . . . . . . . . . . . .     4,085
    285,000          Tokio Marine & Fire Insurance . . . . . .     2,925
    107,000          Tokyo Electronics . . . . . . . . . . . .     4,644
    233,000          Tokyo Steel Manufacturing . . . . . . . .     4,328
    196,000          Toppan Printing . . . . . . . . . . . . .     2,587
    150,150          Yurtec      . . . . . . . . . . . . . . .     2,730
                                                                  ______
Total Japan                      . . . . . . . . . . . . . . .   339,458

MALAYSIA - 3.0%
COMMON STOCKS AND WARRANTS
  4,030,000          Affin Holdings  . . . . . . . . . . . . .     7,613
    618,000   wts    *Affin Holdings, 11/15/99 . . . . . . . .       392
    929,000   shs    Aokam Perdana . . . . . . . . . . . . . .     1,557
  1,260,000          Berjaya Sports Toto . . . . . . . . . . .     2,628
    579,333   wts    *Commerce Asset Holdings, 6/27/98 . . . .     1,573
  2,155,000   shs    MBF Capital . . . . . . . . . . . . . . .     2,035
  3,438,000          Multi-Purpose Holding . . . . . . . . . .     4,600
  2,964,000          Renong      . . . . . . . . . . . . . . .     4,526
  3,486,000          *Technology Resources Industries  . . . .     8,849
  1,976,000          United Engineers  . . . . . . . . . . . .    12,287
                                                                  ______
Total Malaysia                   . . . . . . . . . . . . . . .    46,060

MEXICO - 1.6%
COMMON STOCKS
    333,230          Cemex 'B' . . . . . . . . . . . . . . . .     1,029
  3,698,583          Cifra 'B' ADR (USD) . . . . . . . . . . .     3,939
    536,022          Fomentos Economico Mexicano 'B' . . . . .     1,110
    211,640          *Gruma 'B'  . . . . . . . . . . . . . . .       624
  1,313,616          Grupo Embotellador de Mexico PC . . . . .     2,378
    785,982          Grupo Financiero Banamex 'B'  . . . . . .     1,346
      8,491          Grupo Financiero Banamex 'L'  . . . . . .        14
      8,266          Grupo Financiero Bancomer 'L' . . . . . .         2
  1,275,607          Grupo Industrial Maseca 'B' . . . . . . .       795
    114,364          Grupo Modelo 'C'  . . . . . . . . . . . .       435
    370,244          *Grupo Sidek 'B'  . . . . . . . . . . . .       176
    113,983          Grupo Televisa GDR (USD)  . . . . . . . .     1,952
    106,697          Kimberly-Clark Mexico 'A' . . . . . . . .     1,393
     66,034          Panamerican Beverages ADR (USD) . . . . .     1,808
    234,846          Telefonos de Mexico 'L' ADS (USD) . . . .     6,458
    617,783          Tolmex 'B'  . . . . . . . . . . . . . . .     2,319
                                                                  ______
Total Mexico                     . . . . . . . . . . . . . . .    25,778

NETHERLANDS - 9.1%
COMMON STOCKS
    101,967          ABN Amro Holdings . . . . . . . . . . . .     4,285
     78,368          Ahold       . . . . . . . . . . . . . . .     2,970
     16,558          Akzo Nobel  . . . . . . . . . . . . . . .     1,886
    165,080          CSM         . . . . . . . . . . . . . . .     6,884
  2,154,715          Elsevier    . . . . . . . . . . . . . . .    27,859
     71,291          Fortis AMEV . . . . . . . . . . . . . . .     4,478
     32,410          Hagemeyer . . . . . . . . . . . . . . . .     1,614
    158,446          Internationale Nederlanden Groep  . . . .     9,450
    103,896          Koninklijke PTT Nederland . . . . . . . .     3,655
     27,554          Nutricia    . . . . . . . . . . . . . . .     2,139
    189,349          Polygram    . . . . . . . . . . . . . . .    11,821
    169,347          Royal Dutch Petroleum . . . . . . . . . .    21,026
     61,126          Unilever    . . . . . . . . . . . . . . .     8,008
    396,364   shs    Wolters Kluwer  . . . . . . . . . . . . .    36,074
                                                                  ______
                                 . . . . . . . . . . . . . . .   142,149
PREFERRED STOCKS
     10,797          Internationale Nederlanden Groep  . . . .        56
                                                                  ______
Total Netherlands                . . . . . . . . . . . . . . .   142,205

NEW ZEALAND - 0.9%
COMMON STOCKS
    720,736          Air New Zealand 'B' . . . . . . . . . . .     2,484
    678,115          Carter Holt Harvey  . . . . . . . . . . .     1,621
    399,080          Fernz       . . . . . . . . . . . . . . .     1,180
    646,179          Fletcher Challenge  . . . . . . . . . . .     1,711
    991,094          Fletcher Challenge, Forests
                     Division    . . . . . . . . . . . . . . .     1,367
    222,125          Independent Newspapers  . . . . . . . . .       677
  1,070,372          Telecom Corporation of New Zealand  . . .     4,444
                                                                  ______
Total New Zealand                . . . . . . . . . . . . . . .    13,484

NORWAY - 1.5%
COMMON STOCKS
     47,470          Bergesen 'A'  . . . . . . . . . . . . . .       983
     54,569          Kvaerner 'A'  . . . . . . . . . . . . . .     2,296
    259,342          Norsk Hydro . . . . . . . . . . . . . . .    10,329
    166,210          Orkla 'A' . . . . . . . . . . . . . . . .     8,595
     59,230          Saga Petroleum 'B'  . . . . . . . . . . .       713
                                                                  ______
Total Norway                     . . . . . . . . . . . . . . .    22,916

PERU - 0.1%
COMMON STOCK
    234,550          Telefonica de Peru 'B'  . . . . . . . . .       419

PORTUGAL - 0.3%
COMMON STOCK
     88,854          Jeronimo Martins  . . . . . . . . . . . .     4,730

SINGAPORE - 2.3%
COMMON STOCKS AND WARRANTS
    995,000          DBS Land    . . . . . . . . . . . . . . .     2,943
    164,000          Development Bank of Singapore . . . . . .     1,880
    302,000          Far East Levingston Shipbuilding  . . . .     1,304
    328,000          Jurong Shipyard . . . . . . . . . . . . .     2,182
    181,000          Keppel      . . . . . . . . . . . . . . .     1,486
    847,000          Neptune Orient Lines  . . . . . . . . . .       929
    453,000          Overseas Union Bank . . . . . . . . . . .     2,821
    384,000          Overseas Union Enterprises  . . . . . . .     2,038
    463,000          Sembawang . . . . . . . . . . . . . . . .     2,245
    338,000          Singapore Airlines  . . . . . . . . . . .     3,134
    848,000          Singapore Land  . . . . . . . . . . . . .     4,741
    185,820          Singapore Press . . . . . . . . . . . . .     2,906
  1,491,000          United Industrial . . . . . . . . . . . .     1,330
    680,352          United Overseas Bank  . . . . . . . . . .     5,970
    196,940   wts    *United Overseas Bank, 6/17/97  . . . . .       753
                                                                  ______
Total Singapore                  . . . . . . . . . . . . . . .    36,662

SOUTH KOREA - 1.6%
COMMON STOCKS
    157,000   shs    Cho Hung Bank . . . . . . . . . . . . . .     2,249
    107,000          Hanil Bank  . . . . . . . . . . . . . . .     1,383
     98,987          Hanil Securities  . . . . . . . . . . . .     1,514
     70,100          *Kook Min Bank  . . . . . . . . . . . . .     1,461
     19,273   shs    *Kook Min Bank, new . . . . . . . . . . .       370
    111,200          Korea Electric Power  . . . . . . . . . .     4,990
     48,660          Pohang Iron & Steel . . . . . . . . . . .     4,871
      1,331          Samsung Electronics . . . . . . . . . . .       303
        263          *Samsung Electronics, new . . . . . . . .        58
         19          *Samsung Electronics, new '3' . . . . . .         4
     52,941          Samsung Electronics 1/2 Non-Voting
                     GDS (USD) . . . . . . . . . . . . . . . .     3,428
     20,946          *Samsung Electronics 1/2 Non-Voting
                     GDS, new (USD)  . . . . . . . . . . . . .     1,356
        948          Samsung Electronics 1/2 Voting
                     GDR (USD) . . . . . . . . . . . . . . . .       104
        187          *Samsung Electronics 1/2 Voting
                     GDR, new (USD)  . . . . . . . . . . . . .        21
      1,582          *Samsung Electronics 1/2 Common
                     GDS, new (USD)  . . . . . . . . . . . . .       171
    138,000          Seoul Bank  . . . . . . . . . . . . . . .     1,327
     43,156          Yukong      . . . . . . . . . . . . . . .     1,624
      2,966          Yukong, new . . . . . . . . . . . . . . .       108
                                                                  ______
Total South Korea                . . . . . . . . . . . . . . .    25,342

SPAIN - 2.2%
COMMON STOCKS
     14,881          Banco Popular Espanol . . . . . . . . . .     2,364
     80,790          Banco Santander . . . . . . . . . . . . .     3,521
    222,517          Centros Comerciales Pryca . . . . . . . .     4,740
    159,388          Empresa Nacional de Electricidad  . . . .     7,927
     23,870          Fomento de Construcciones y Contra  . . .     1,686
     41,440          Gas Natural . . . . . . . . . . . . . . .     5,684
    397,536          Iberdrola . . . . . . . . . . . . . . . .     2,997
    145,338          Repsol      . . . . . . . . . . . . . . .     4,340
    210,384          Sevillana de Electricidad . . . . . . . .     1,389
                                                                  ______
Total Spain                      . . . . . . . . . . . . . . .    34,648

SWEDEN - 2.2%
COMMON STOCKS
     34,250          Asea 'A'    . . . . . . . . . . . . . . .     3,430
    343,937          Astra 'B' . . . . . . . . . . . . . . . .    12,430
    180,202          Atlas Copco 'B' . . . . . . . . . . . . .     2,727
    117,527          Electrolux 'B'  . . . . . . . . . . . . .     5,026
     50,990          Esselte 'B' . . . . . . . . . . . . . . .       749
     41,641          Hennes & Mauritz 'B'  . . . . . . . . . .     2,721
     40,960          Sandvik 'A' . . . . . . . . . . . . . . .       768
    229,960          Sandvik 'B' . . . . . . . . . . . . . . .     4,329
     50,180          Scribona 'B'  . . . . . . . . . . . . . .       495
    150,850          *Stora Kopparbergs 'B'  . . . . . . . . .     1,829
                                                                  ______
Total Sweden                     . . . . . . . . . . . . . . .    34,504

SWITZERLAND - 4.2%
COMMON STOCKS
     13,570          BBC Brown Boveri & Cie  . . . . . . . . .    15,742
      4,871          Ciba Geigy  . . . . . . . . . . . . . . .     4,218
     33,045          CS Holding  . . . . . . . . . . . . . . .     3,376
     11,643          Nestle      . . . . . . . . . . . . . . .    12,204
      1,845          Roche Holdings  . . . . . . . . . . . . .    13,407
      8,645          Sandoz      . . . . . . . . . . . . . . .     7,135
      4,213          Schweizerische Bankgesellschaft . . . . .     4,564
     13,367          Schweizerischer Bankverein  . . . . . . .     5,487
                                                                  ______
Total Switzerland                . . . . . . . . . . . . . . .    66,133

THAILAND - 1.0%
COMMON STOCKS
    152,124          Advanced Information
                     Service Public  . . . . . . . . . . . . .     2,418
    302,497          Bangkok Bank Public . . . . . . . . . . .     3,125
    302,627   shs    Bank of Ayudhya . . . . . . . . . . . . .     1,744
     48,000          Land & House  . . . . . . . . . . . . . .       775
     29,115          Siam Cement . . . . . . . . . . . . . . .     1,587
    204,777          Siam Commercial Bank  . . . . . . . . . .     2,392
    164,726          Thai Farmers Bank . . . . . . . . . . . .     1,362
    108,000          *Total Access Communications (USD)  . . .       653
     82,004          United Communications . . . . . . . . . .     1,030
                                                                  ______
Total Thailand                   . . . . . . . . . . . . . . .    15,086

UNITED KINGDOM - 14.9%
COMMON STOCKS
  1,179,440          Abbey National  . . . . . . . . . . . . .     9,976
    730,000          Argos       . . . . . . . . . . . . . . .     5,886
  1,090,200          Argyll Group  . . . . . . . . . . . . . .     5,516
  3,230,530          Asda Group  . . . . . . . . . . . . . . .     5,235
    199,000          BAA         . . . . . . . . . . . . . . .     1,550
    716,200          British Gas . . . . . . . . . . . . . . .     2,718
    454,000          British Petroleum . . . . . . . . . . . .     3,345
  1,183,200          Cable & Wireless  . . . . . . . . . . . .     7,754
  1,002,578          Cadbury Schweppes . . . . . . . . . . . .     8,274
  1,666,350          Caradon     . . . . . . . . . . . . . . .     5,243
    584,000          Coats Viyella . . . . . . . . . . . . . .     1,717
    500,000          Compass Group . . . . . . . . . . . . . .     3,407
    437,750          David S. Smith  . . . . . . . . . . . . .     4,000
    465,619          East Midlands Electricity . . . . . . . .     6,368
    112,000          GKN         . . . . . . . . . . . . . . .     1,427
    727,650          Glaxo       . . . . . . . . . . . . . . .     9,807
  1,326,000          Grand Metropolitan  . . . . . . . . . . .     9,140
  1,070,000          Guinness    . . . . . . . . . . . . . . .     8,543
    152,000          Heath       . . . . . . . . . . . . . . .       384
    255,576          Heywood Williams Group  . . . . . . . . .       836
    586,300          Hillsdown Holdings  . . . . . . . . . . .     1,546
    607,300          John Laing 'A'  . . . . . . . . . . . . .     2,160
  1,089,977          Kingfisher  . . . . . . . . . . . . . . .     8,168
    850,000          Ladbroke Group  . . . . . . . . . . . . .     2,231
    655,670          London Electricity  . . . . . . . . . . .     9,382
  1,953,490          National Westminster Bank . . . . . . . .    19,458
    149,600          *Polly Peck International . . . . . . . .         0
    964,000          Rank Organisation . . . . . . . . . . . .     6,401
  1,171,570          Reed International  . . . . . . . . . . .    17,782
    555,851          Rolls Royce . . . . . . . . . . . . . . .     1,345
    521,960          RTZ         . . . . . . . . . . . . . . .     7,213
    516,000          Sears       . . . . . . . . . . . . . . .       826
    943,000          Shell Transport & Trading . . . . . . . .    11,033
  1,880,560          SmithKline Beecham, equity units  . . . .    19,170
    103,888          Spring Ram  . . . . . . . . . . . . . . .        44
  1,108,000          T & N       . . . . . . . . . . . . . . .     2,505
    869,903          Tesco       . . . . . . . . . . . . . . .     4,140
  2,417,080          Tomkins     . . . . . . . . . . . . . . .     9,535
    972,620          United Newspapers . . . . . . . . . . . .     7,973
                                                                  ______
Total United Kingdom             . . . . . . . . . . . . . . .   232,038

SHORT-TERM INVESTMENTS - 5.9%
$ 4,000,000          BHF Finance (Delaware),
                     Commercial Paper, 5.74%, 11/6/95. . . . .     3,980
  8,500,000          BMW U.S. Capital,
                     Commercial Paper, 5.74%, 11/27/95 . . . .     8,447
 10.100.000          British Gas Capital,
                     Commerical Paper, 5.74%, 11/13/95 . . . .    10,048
 15,000,000          Daimler-Benz North America,
                     Commercial Paper, 5.70%, 12/15/95 . . . .    14,867
 10,000,000          Falcon Asset Securitization,
                     Commercial Paper, 5.73%, 11/16/95 . . . .     9,944
 10,000,000          Federal National Mortgage Assn.,
                     Floating Rate Medium-Term Note,
                     5.813%, 9/27/96 . . . . . . . . . . . . .   $10,000
 15,000,000          Queensland Treasury,
                     Commercial Paper, 5.73%, 11/9/95. . . . .    14,919
 10,000,000          Teco Finance,
                     Commercial Paper, 5.65%, 2/5/96 . . . . .     9,829
 10,404,487          Investments in Commercial Paper through
                     a joint account, 5.87 - 5.88%,
                     11/1/95     . . . . . . . . . . . . . . .    10,403
                                                                  ______
Total Short-Term Investments     . . . . . . . . . . . . . . .    92,437

Total Investments in Securities -
98.6% of Net Assets (Cost $1,442,067). . . . . . . . . . . . .$1,537,680

Other Assets Less Liabilities    . . . . . . . . . . . . . . .    21,939
                                                                  ______

Net Assets Consist of:                               Value
                                                    ________
Accumulated net investment income -
net of distributions             . . . . . . . . . $   20,836
Accumulated net realized gain/loss -
net of distributions             . . . . . . . . . .   17,187
Net unrealized gain (loss)       . . . . . . . . . .   95,608
Paid-in-capital applicable to
111,476,931 shares of $0.01 par value
capital stock outstanding;
1,000,000,000 shares authorized  . . . . . . . . . .1,425,988
                                                     ________

NET ASSETS                       . . . . . . . . . .        $  1,559,619
                                                               _________
                                                               _________

NET ASSET VALUE PER SHARE        . . . . . . . . . .              $13.99
                                                                  ______
                                                                  ______

    * Non-income producing
  BEL Belgian franc
  HKD Hong Kong dollar
  ITL Italian lira
  USD U.S. dollar

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS
Foreign Equity Fund / Year Ended October 31, 1995 (in thousands)

INVESTMENT INCOME

Income
      Dividend (net of foreign taxes of $ 3,899)   . . . . .  $ 25,504
      Interest . . . . . . . . . . . . . . . . . . . . . . .     5,345
                                                               _______
      Total income . . . . . . . . . . . . . . . . . . . . .  $ 30,849
                                                               _______

Expenses
      Investment management  . . . . . . . . . . . . . . . .     8,673
      Custody and accounting . . . . . . . . . . . . . . . .       650
      Registration . . . . . . . . . . . . . . . . . . . . .       311
      Shareholder servicing  . . . . . . . . . . . . . . . .       134
      Legal and audit  . . . . . . . . . . . . . . . . . . .        28
      Directors  . . . . . . . . . . . . . . . . . . . . . .        22
      Prospectus and shareholder reports . . . . . . . . . .        12
      Miscellaneous  . . . . . . . . . . . . . . . . . . . .        41
                                                               _______
      Total expenses . . . . . . . . . . . . . . . . . . . .     9,871
      Expenses paid indirectly . . . . . . . . . . . . . . .        (2)
                                                               _______
      Net expenses . . . . . . . . . . . . . . . . . . . . .     9,869
                                                               _______
Net investment income  . . . . . . . . . . . . . . . . . . .    20,980
                                                               _______

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
      Securities . . . . . . . . . . . . . . . . . . . . . .    21,147
      Foreign currency transactions. . . . . . . . . . . . .    (1,722)
                                                               _______
      Net realized gain (loss) . . . . . . . . . . . . . . .    19,425
                                                               _______
Change in net unrealized gain or loss on:
      Securities . . . . . . . . . . . . . . . . . . . . . .   (19,846)
      Other assets and liabilities
      denominated in foreign currencies. . . . . . . . . . .       593
                                                               _______
      Change in net unrealized gain or loss. . . . . . . . .   (19,253)
                                                               _______
Net realized and unrealized gain (loss). . . . . . . . . . .       172
                                                               _______

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS. . . . . .  $ 21,152
                                                               _______
                                                               _______

The accompanying notes are an integral part of these financial statements.

STATEMENT OF CHANGES IN NET ASSETS
Foreign Equity Fund (in thousands)

                                     Years Ended October 31,
                                     1995              1994
                                  __________        __________

INCREASE (DECREASE) IN NET ASSETS FROM
Operations
   Net investment income . . . .   $  20,980        $    9,234
   Net realized gain
   (loss)  . . . . . . . . . . .      19,425            40,483
   Change in net unrealized
   gain or loss  . . . . . . . .     (19,253)           28,006
                                  __________        __________
   Increase (decrease) in
   net assets
   from operations . . . . . . .      21,152            77,723
                                  __________        __________
Distributions to shareholders
   Net investment income . . . .      (9,573)           (3,387)
   Net realized gain . . . . . .     (41,487)           (7,901)
                                  __________        __________
   Decrease in net assets
   from distributions  . . . . .     (51,060)          (11,288)
                                  __________        __________
Capital share transactions*
   Shares sold . . . . . . . . .     632,538           589,524
   Distributions
   reinvested  . . . . . . . . .      35,819             7,219
   Shares redeemed . . . . . . .    (137,308)          (94,089)
                                  __________        __________
   Increase (decrease) in
   net assets from capital
   share transactions  . . . . .    531,049            502,654
                                  __________        __________
   Increase (decrease)
   in net assets . . . . . . . .    501,141            569,089

NET ASSETS
   Beginning of period . . . . .  1,058,478            489,389
                                  __________        __________
   End of period . . . . . . . .$  1,559,619        $1,058,478
                                  __________        __________
                                  __________        __________
*  Share information
   Shares sold . . . . . . . . .      46,409            42,077
   Distributions
   reinvested  . . . . . . . . .       2,775               532
   Shares redeemed . . . . . . .     (10,263)           (6,787)
                                  __________        __________
   Increase (decrease) in
   shares outstanding  . . . . .     38,921             35,822
                                  __________        __________
                                  __________        __________

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS
Foreign Equity Fund / October 31, 1995

Note 1 - Significant Accounting Policies

Institutional International Funds, Inc. (the Corporation) is registered under the Investment Company Act of 1940. The Foreign Equity Fund (the fund), a diversified, open-end management investment company, is the sole portfolio currently established by the Corporation.

A) Valuation - Equity securities listed or regularly traded on a securities exchange (including Nasdaq) are valued at the last quoted sales price at the time the valuations are made. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Other equity securities and those listed securities that are not traded on a particular day are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

      Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Short-term debt securities are valued at their cost which, when combined with accrued interest, approximates fair value.

      For purposes of determining the fund's net asset value per share, the U.S. dollar value of all assets and liabilities initially expressed in foreign currencies is determined by using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank.

      Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

B) Currency Translation - Assets and liabilities are translated into U.S. dollars at the prevailing exchange rate at the end of the reporting period. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

C) Other - Income and expenses are recorded on the accrual basis. Expenses paid indirectly are custody fees paid by float credits earned on daily residual cash balances at the custodian. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from those determined in accordance with generally accepted accounting principles.

Note 2 - Investment Transactions

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

A) Emerging Markets - At October 31, 1995, the fund held investments in securities of companies located in emerging markets. Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.

B) Commercial Paper Joint Account - The fund, and other affiliated funds, may transfer uninvested cash into a commercial paper joint account, the daily aggregate balance of which is invested in high-grade commercial paper.
All securities purchased by the joint account satisfy the fund's criteria as to quality, yield, and liquidity.

C) Other - Purchases and sales of portfolio securities, other than short-term securities, aggregated $696,440,000 and $216,426,000, respectively, for the year ended October 31, 1995.

Note 3 - Federal Income Taxes

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

      At October 31, 1995, the aggregate cost of investments for federal income tax and financial reporting purposes was $1,442,067,000 and net unrealized gain aggregated $95,613,000, of which $182,239,000 related to appreciated investments and $86,626,000 to depreciated investments.

Note 4 - Related Party Transactions

The fund is managed by Rowe Price-Fleming International, Inc. (the Manager), which is owned by T. Rowe Price Associates, Inc. (Price Associates), Robert Fleming Holdings Limited, and Jardine Fleming Holdings Limited under a joint venture agreement. The investment management agreement between the fund and the Manager provides for an annual investment management fee, of which $913,000 was payable at October 31, 1995. The fee is computed daily and paid monthly, and is equal to 0.70% of average daily net assets.

      In addition, the fund has entered into agreements with Price Associates and two wholly owned subsidiaries of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc., is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc., provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $236,000 for the year ended October 31, 1995, of which $36,000 was payable at period-end.

      During the year ended October 31, 1995, the fund, in the ordinary course of business, paid commissions of $282,000 to, and placed security purchase and sale orders aggregating $85,184,000 with, certain affiliates of the Manager in connection with the execution of various portfolio transactions.




FINANCIAL HIGHLIGHTS
Foreign Equity Fund

                                     For a share outstanding throughout each period
                              ____________________________________________________________
                                                   Ten Months
                                  Year Ended          Ended             Year Ended
                                  October 31,      October 31,         December 31,
                              ___________________  __________   ___________________________
                                1995       1994       1993#      1992      1991      1990
                              ________   ________    _______    _______   _______   _______

NET ASSET VALUE,
BEGINNING OF PERIOD. . . . . . $14.59     $13.32      $10.05     $10.73     $9.54    $10.62
                               ______     ______      ______     ______    ______    ______
Investment Activities
 Net investment income . . . .   0.18       0.09        0.13       0.17      0.18o     0.23*o
 Net realized and
 unrealized gain (loss). . . .  (0.14)***   1.48        3.14      (0.57)     1.28     (1.10)
                               ______     ______      ______     ______    ______    ______
 Total from
 investment activities . . . .   0.04       1.57        3.27      (0.40)     1.46     (0.87)
                               ______     ______      ______     ______    ______    ______
Distributions
 Net investment income . . . .  (0.12)     (0.09)          -      (0.18)    (0.18)    (0.21)
 Net realized gain . . . . . .  (0.52)     (0.21)          -      (0.10)    (0.09)        -
                               ______     ______      ______     ______    ______    ______
 Total distributions . . . . .  (0.64)     (0.30)          -      (0.28)    (0.27)    (0.21)
                               ______     ______      ______     ______    ______    ______
NET ASSET VALUE,
END OF PERIOD. . . . . . . . . $13.99     $14.59      $13.32     $10.05    $10.73     $9.54
                               ______     ______      ______     ______    ______    ______
                               ______     ______      ______     ______    ______    ______

RATIOS / SUPPLEMENTAL DATA
Total return . . . . . . . . .    0.6%      12.0%       32.5%      (3.7)%    15.4%o    (8.2)%*o
Ratio of expenses to
average net assets . . . . . .   0.80%**    0.82%       0.86%!     0.99%     1.00%o    1.01%*o
Ratio of net investment
income to average
net assets . . . . . . . . . .   1.69%      1.26%       1.65%!     1.49%     1.64%o    2.23%*o
Portfolio turnover rate. . . .   18.8%      22.0%       27.4%!     35.1%     46.7%     44.6%
Net assets, end of period
(in thousands) . . . . . . . .$1,559,619$1,058,478  $489,389   $238,979  $143,822   $83,645

    !   Annualized.
    #   The fund's fiscal year-end was changed to October 31.
    *   Excludes expenses in excess of a 1.10% voluntary expense limitation in effect through February 28,
        1990.
    o   Excludes expenses in excess of a 1.00% voluntary expense limitation in effect from March 1, 1990 through December 31, 1991.
   **   Beginning in fiscal 1995, includes expenses paid indirectly.
  ***   The amount presented is calculated pursuant to a methodology prescribed by the Securities and
        Exchange Commission for a share outstanding throughout the period. This amount is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of the fund's shares in relation to fluctuating market values for the investment portfolio.




REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Foreign Equity Fund

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Foreign Equity Fund (the portfolio comprising Institutional International Funds, Inc.) at October 31, 1995, and the results of its operations, the changes in its net assets and the financial highlights for the year ended October 31, 1995, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 1995 by correspondence with custodians and brokers and, where appropriate, the application of alternative auditing procedures for unsettled security transactions, provides a reasonable basis for the opinion expressed above. The financial statements of the Fund for the fiscal periods presented prior to the year ended October 31, 1995 were audited by other independent accountants whose report dated November 17, 1994 expressed an unqualified opinion on those statements.

PRICE WATERHOUSE LLP

Baltimore, Maryland
November 17, 1995

During fiscal 1995, Price Waterhouse LLP suceeded Coopers & Lybrand, L.L.P as independent accountants for the Foreign Equity Fund, a decision that was approved by the fund's Board of Directors. During the last two fiscal years, the fund has received unqualified opinions and has had no disagreements with Coopers & Lybrand, L.L.P. or reportable events that caused the change.

CHART 1: Geographic Diversification pie chart for the Foreign Equity Fund annual report (October 31, 1995) showing percentages (based on net assets as of 10/31/95) as follows: Europe -50%, Japan - 22%, Far East - 15%, Latin America - 6%, and Other and Reserves - 7%.

CHART 2: Fiscal-Year Performance Comparison line graph for the Foreign Equity Fund annual report (October 31, 1995). Shows $10,000 investments in the Foreign Equity Fund and the MSCI EAFE (net of withholding taxes) from 9/89 (commencement of operations of the fund) to 10/95.